Supplement to the
Fidelity® Balanced Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
ABAL-SUSTK-1125-101 1.9921030.101	November 18, 2025
Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
BAL-K-SUSTK-1125-108 1.9880425.108	November 18, 2025
Supplement to the
Fidelity® Balanced Fund
October 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
BAL-SUSTK-1125-107 1.9881533.107	November 18, 2025